Offerings	Mar. 18, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.800% Senior Notes due 2033
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 498,680,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,867.71
Offering Note	The Senior Notes were issued by Bunge Limited Finance Corp.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.150% Senior Notes due 2036
Amount Registered | shares	700,000,000
Maximum Aggregate Offering Price	$ 698,915,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 96,520.16
Offering Note	The Senior Notes were issued by Bunge Limited Finance Corp.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 4.800% Senior Notes due 2033
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received for the guarantees by Bunge Global SA of the debt securities being registered. In accordance with Rule 457(n) under the Securities Act of 1933, as amended (the "Securities Act"), no registration fee is payable with respect to the guarantees.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 5.150% Senior Notes due 2036
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received for the guarantees by Bunge Global SA of the debt securities being registered. In accordance with Rule 457(n) under the Securities Act of 1933, as amended (the "Securities Act"), no registration fee is payable with respect to the guarantees.